Prospectus November 1, 2016

Alternative Funds

Wells Fargo Fund	Class A	Class C
Wells Fargo Alternative Strategies Fund	WALTX	WACTX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Alternative Strategies Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 20 and 21 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	1.75%	1.75%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.78%	0.78%
Dividend and Interest Expense on Short Positions and Borrowings	0.81%	0.81%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	3.46%	4.21%
Fee Waivers	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	3.05%	3.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.22% for Class A and 2.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$865	$482	$382
3 Years	$1,540	$1,241	$1,241
5 Years	$2,237	$2,114	$2,114
10 Years	$4,073	$4,356	$4,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may purchase the common or preferred stocks of a subsidiary of the Fund that invests directly or indirectly in commodity- linked derivatives. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies: Which take long and short positions in equities (and related instruments) believed to be under- and overvalued, respectively. Short positions may also be used solely to hedge broad market exposure.

Event Driven Strategies: Which seek to capitalize on the movements in security prices of companies currently or prospectively involved in a wide variety of corporate transactions.

Global Macro Strategies: Which analyze economic variables in an attempt to forecast future movements in equity, fixed income, currency, and commodity markets.

Relative Value Strategies: Which seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2015	+4.09%
Lowest Quarter: 3rd Quarter 2015	-2.84%
Year-to-date total return as of 9/30/2016 is -1.56%

Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 4/30/2014
Class A (before taxes)	4/30/2014	-4.25%	N/A	-0.17%
Class A (after taxes on distributions)	4/30/2014	-4.85%	N/A	-0.83%
Class A (after taxes on distributions and the sale of Fund Shares)	4/30/2014	-2.26%	N/A	-0.34%
Class C (before taxes)	4/30/2014	-0.14%	N/A	2.66%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	N/A	2.22%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)		-0.27%	N/A	1.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Manager	Sub-Advisers	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	The Rock Creek Group, LP (Allocates assets across strategies and Sub-Advisers)	Sudhir Krishnamurthi, Portfolio Manager / 2014 Ronald van der Wouden, Portfolio Manager / 2014 Kenneth LaPlace, Portfolio Manager / 2014
	Chilton Investment Company, LLC (Employs an Equity Hedged Strategy)	Richard L. Chilton, Jr., Portfolio Manager / 2014
	Ellington Global Asset Management, LLC (Employs a Relative Value Strategy)	Robert Kinderman, Portfolio Manager / 2016
	Mellon Capital Management Corporation (Employs a Global Macro Strategy)	Vassilis Dagioglu, Portfolio Manager / 2014 James Stavena, Portfolio Manager / 2016 Torrey Zaches, Portfolio Manager / 2016
	Passport Capital, LLC (Employs an Equity Hedged Strategy)	John Burbank, Portfolio Manager / 2014
	Pine River Capital Management L.P. (Employs a Relative Value Strategy)	Joseph Bishop, Portfolio Manager / 2016 Aaron Zimmerman, Portfolio Manager / 2014
	River Canyon Fund Management LLC (Employs an Event Driven Strategy)	George Jikovski, Portfolio Manager / 2016 Soon Pho, Portfolio Manager / 2014
	Sirios Capital Management, L.P. (Employs an Equity Hedged Strategy)	John F. Brennan, Jr., Portfolio Manager / 2014
	Wellington Management Company LLP (Employs an Equity Hedged Strategy)	Kent M. Stahl, CFA, Portfolio Manager / 2014 Gregg R. Thomas, CFA, Portfolio Manager / 2014

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for the Fund tells you:

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what the Fund is trying to achieve; and

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how we intend to invest your money.

This section also provides a summary of the Fund's principal investment strategies, policies and practices. Unless otherwise indicated, these principal investment strategies, policies and practices apply on an ongoing basis.

Principal Investment Risks

This section lists the principal investment risks for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

Alternative Strategies Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may purchase the common or preferred stocks of a subsidiary of the Fund that invests directly or indirectly in commodity- linked derivatives. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies. Equity hedged strategies combine core long and short positions in stocks, stock indices, or derivatives related to the equity markets. Equity hedged sub-advisers attempt to generate long-term capital appreciation by developing and actively managing equity portfolios that include both long and short positions. In general, equity hedged sub-advisers buy securities that they expect to outperform or that they believe are undervalued, and sell short securities that they believe will underperform, or that they believe are overvalued. Equity hedged sub-advisers may also sell short securities, as well as derivative instruments in the form of index ETFs, futures, options, and other baskets of securities, in order to hedge broad market exposure or manage overall beta to equity markets. Within this framework, equity hedged sub-advisers may exhibit a range of styles, including longer-term buy-and-hold investing and/or shorter-term trading styles. These sub-advisers will generally be "long-biased" meaning they will hold a greater percentage of the portfolio in long positions rather than short positions.

Event Driven Strategies. Event driven strategies seek to earn excess return through the purchase and sale of securities based on anticipated outcomes of company-specific or transaction-specific situations, such as spin-offs, mergers and acquisitions, liquidations, reorganizations, bankruptcies, recapitalizations, and share buybacks. Event driven strategies include, among others, the following:

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Merger Arbitrage: Merger arbitrage sub-advisers seek to profit by taking advantage of differences between the current market price of a security and its expected future value based on the anticipated outcome of a potential merger.

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Distressed Securities: Distressed securities sub-advisers generally invest in securities of financially troubled companies (such as, companies involved in bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event related transactions).

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Special Situations: Special situations sub-advisers seek to profit by capturing discrepancies in valuation between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or a significant alteration in the company's strategy or product mix, among others.

Global Macro Strategies. Global macro strategies involve investing in equity, fixed-income, foreign exchange or commodity markets around the world based on underlying macroeconomic fundamentals. Monetary policy shifts, fiscal policy shifts, gross domestic product growth or inflation all may be considered in developing a market view. Global macro sub-advisers establish opportunistic long or short market positions to seek to benefit from anticipated market moves. Global macro sub-advisers tend to make significant use of derivatives and leverage. These strategies include, among others, the following:

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Discretionary: Discretionary macro strategy involves constructing long and short market positions around fundamental macro-economic or technical views. The main distinction of this strategy is that it tends to be focused on one or two subsets of global capital markets. For example, a discretionary sub-adviser may focus on foreign exchange and bond trading in the Group of Ten (G-10) markets. Other sub-advisers in this category may focus on less efficient markets, such as emerging markets, where they believe that it is possible to maintain an information edge over the market.

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Systematic: Systematic macro strategy involves the quantitative trading of listed financial or commodity futures and currencies in markets around the world. Systematic sub-advisers tend to utilize sophisticated technical models to analyze price and market data to identify trends or price reversals across a broad range of markets. Derivative instruments are generally used by systematic sub-advisers to leverage their portfolios.

Relative Value Strategies. Relative value strategies include a range of different investment styles. These strategies seek to generate profits by exploiting the difference in price between related instruments, rather than because of the direction of the market. Generally, relative value sub-advisers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the two instruments are not only historically related but also that they have deviated from their historical trading patterns. Profits may be generated if this unusual price deviation diminishes, and the prices of the two related instruments return to their historical trading patterns. Relative value strategies, among others include the following:

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Equity Market Neutral: Equity market neutral strategy seeks to generate profits through the successful selection of equity securities while reducing or eliminating the effects of market-wide or, in some cases, industry- or sector-wide price movements by simultaneously taking long and short positions in or with respect to "matched" equities in approximately equal volumes.

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Convertible Arbitrage: Convertible arbitrage strategy generally involves the simultaneous purchase and short sale of convertible bond issues of the same issuer. Often, the arbitrage involves the purchase of a convertible bond issued by the issuer and the short sale of that issuer's common stock. Sub-advisers may also seek to hedge out any interest rate risk as needed.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

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Borrowing Risk

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Convertible Securities Risk

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Credit Risk

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Derivatives Risk

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Emerging Markets Risk

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Event Driven Strategies Risk

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Foreign Currency Contracts Risk

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Foreign Investment Risk

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Futures Contracts Risk

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High Yield Securities Risk

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Interest Rate Risk

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Investment Style Risk

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Loan Risk

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Management Risk

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Market Risk

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Mortgage- and Asset-Backed Securities Risk

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Multi-Manager Management Risk

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New Fund Risk

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Options Risk

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Regulatory Risk

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Short Sales Risk

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Smaller Company Securities Risk

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Subsidiary Risk

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Swaps Risk

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U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Portfolio Asset Allocation

The following table provides the Fund's current target allocation ranges. The Fund may change these allocation ranges at any time, may choose to not allocate to one or more investment strategies and may add additional strategies in the future.

Investment Strategies	Target Allocation Ranges
Equity Hedged	25-55%
Event Driven	10-40%
Global Macro	10-25%
Relative Value	10-35%

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company. A convertible security is also exposed to the risk that an issuer is unable to meet its obligation to make dividend or interest and principal payments when due as a result of changing financial or market conditions. In the event of a liquidation of the issuer, holders of a convertible security would generally be paid only after holders of any senior debt obligations. A Fund may be forced to convert a convertible security before it would otherwise choose to do so, which may decrease the Fund's return.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager's ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets tend to have less developed legal and financial systems and a smaller market capitalization than markets in developed countries. Some emerging markets are subject to greater political instability. Additionally, emerging markets may have more volatile currencies and be more sensitive than developed markets to a variety of economic factors, including inflation. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur. For example, if the Fund invests in securities in anticipation of a merger and the deal is terminated prior to closing, the Fund is likely to suffer losses.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes. The Fund's gains from positions in foreign currency contracts may accelerate and/or lead to recharacterization of the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also lead to recharacterization of the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities with similar maturities. Additionally, these securities tend to be less liquid and more difficult to value than higher-rated securities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be made to finance highly leveraged corporate operations or acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loans in secondary markets. As a result, a Fund may be unable to sell loans at a desired time or price. If the Fund acquires only an assignment or a participation in a loan made by a third party, the Fund may not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser. For example, at any particular time a sub-adviser may purchase a security being sold by another sub-adviser, resulting in transaction costs with potentially no change to the Fund's overall portfolio.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A Fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect. Options may be more volatile than the underlying instruments. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A Fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations. Regulatory restrictions limit the extent to which the Fund may engage in short sales.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Fund's Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the Prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.

Funds Management is responsible for implementing the investment objectives and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.

For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in the Fund's annual report for the period ended June 30th.

For a Fund's most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Alternative Strategies Fund	1.41%

The Sub-Advisers and Portfolio Managers

Subject to the direction of the Board and overall supervision and control of Funds Management and the Trust, The Rock Creek Group, LP ("Rock Creek") makes recommendations regarding the selection of sub-advisers and allocates and reallocates the Fund's assets across investment strategies and sub-advisers. Subject to the direction of the Board and the overall supervision and control of Funds Management, Rock Creek and the Trust, the following sub-advisers (including Rock Creek) and portfolio managers provide day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Rock Creek, a registered investment adviser located at 1133 Connecticut Ave., N.W., Suite 810, Washington, DC 20036. Rock Creek, an affiliate of Funds Management and an indirect majority owned subsidiary of Wells Fargo & Company, provides investment advice to foundations, endowments, state and public pension plans, sovereign wealth funds and other institutional investors.

Sudhir Krishnamurthi Alternative Strategies Fund	Dr. Krishnamurthi is Senior Managing Director of Rock Creek. He joined Rock Creek in 2002 and is a member of the Investment Committee and Co-Chair of the Risk Committee.
Kenneth LaPlace Alternative Strategies Fund	Mr. LaPlace is a Managing Director of Rock Creek. He joined Rock Creek in 2003 and is a senior member of the Investment and Portfolio Management team.
Ronald van der Wouden Alternative Strategies Fund	Mr. van der Wouden is a Managing Director of Rock Creek. He joined Rock Creek in 2005 and is a member of the Investment Committee and Co-Chair of the Risk Committee.

Chilton Investment Company, LLC ("Chilton Investment Company"), a registered investment adviser located at 1290 East Main Street, Stamford, CT, 06902. Chilton Investment Company manages registered funds, private investment funds, and private accounts for foundations, endowments, high net worth individuals or families, pension plans or institutional investors. The firm's investment philosophy is to seek to produce superior investment returns by aggessiverly pursuing capital appreciation in rising markets and aiming to preserve capital in declining markets.

Richard L. Chilton, Jr. Alternative Strategies Fund

Mr. Chilton founded Chilton Investment Company, Inc. in 1992 and its subsidiary, Chilton Investment Company, in 2005, where he currently serves as Chairman, Chief Executive Officer and Chief Investment Officer.

Ellington Global Asset Management, LLC ("Ellington") is a registered investment adviser located at 53 Forest Avenue Old Greenwich, CT 06870. Ellington manages portfolios of agency and non-agency residential mortgage-backed securities and opportunistically invests in other target assets, such as commercial mortgage loans, commercial mortgage-backed securities, mortgage-related derivatives and other asset-backed securities. Ellington utilizes systematic strategies to invest in equities and futures markets.

Robert Kinderman Alternative Strategies Fund

Mr. Kinderman joined Ellington Management Group, L.L.C., an affiliate of Ellington in 1998, where he currently serves as a Managing Director responsible for trading credit-sensitive securities, including ABS and subordinated residential MBS.

Mellon Capital Management Corporation ("Mellon Capital"), a registered investment adviser located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital has been providing investment advisory services since 1983 and provides investment advisory services primarily to institutional clients principally through separate accounts and a variety of commingled funds. Mellon Capital is a wholly owned indirect subsidiary of BNY Mellon, a publicly traded company, and is affiliated with a number of other investment organizations through BNY Mellon. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.

Vassilis Dagioglu Alternative Strategies Fund

Mr. Dagioglu joined Mellon Capital in 2000, where he currently serves as a Managing Director and Head of Asset Allocation Portfolio Management. He is a member of the Risk Management, Investment Management, Fiduciary, and Senior Management committees.

James Stavena Alternative Strategies Fund

Mr. Stavena joined Mellon Capital in 1999, where he currently serves as a Managing Director of Asset Allocation. He manages a team of portfolio managers responsible for the implementation of Mellon Capital's asset allocation strategies including Global Alpha, domestic asset allocation, Active Currency, Active Commodity, and custom rules-based strategies.  He is a member of the Investment Strategy Review Committee and the Trade Management Oversight Committee.

Torrey Zaches Alternative Strategies Fund

Mr. Zaches joined Mellon Capital in 1998, where he currently serves as a Director of Asset Allocation. He oversees a team of portfolio managers covering currency and global asset allocation portfolios. Torrey is responsible for the implementation of Mellon Capital's active currency, global alpha and emerging market strategies including strategy refinements and portfolio management efficiencies.

Passport Capital, LLC ("Passport Capital"), a registered investment adviser located at One Market Street, San Francisco, CA 94105. Passport has been managing client assets since August 2000 and primarily manages privately offered pooled investment vehicles, managed accounts and non-discretionary accounts. Passport Capital seeks to achieve superior risk-adjusted returns through a combination of macroeconomic analysis, fundamental research and quantitative tools.

John Burbank Alternative Strategies Fund	Mr. Burbank founded Passport Capital in 2000 where he currently serves as Chief Investment Officer and Portfolio Manager.

Pine River Capital Management L.P. ("Pine River"), a registered investment adviser located at 601 Carlson Parkway, 7th Floor, Minnetonka, MN 55305. Pine River, an affiliate of Pine River Domestic Management L.P. and certain other affiliates including Pine River Capital Partners (UK) LLP, and Pine River Capital Management (HK) Limited, was founded in 2002, registered as an investment adviser in 2006 and is a global asset management firm focusing on relative value strategies across a full range of financial markets and providing investment solutions to institutional clients across four actively managed platforms: hedge funds, separate accounts, listed investment vehicles and registered investment companies.

Joseph Bishop Alternative Strategies Fund	Mr. Bishop joined Pine River in 2013, where he currently serves as Co-Head of Equities and Portfolio Manager of the Technology, Media and Telecom (TMT) Equity Long/Short strategy.
Aaron Zimmerman Alternative Strategies Fund

Mr. Zimmerman joined Pine River in 2009, where he currently serves as Co-Portfolio Manager of the Fund. Prior to serving as a Portfolio Manager, Mr. Zimmerman was a Multi-Strategy Analyst from 2009 to 2014.

River Canyon Fund Management LLC ("River Canyon"), a registered investment adviser located at 2000 Avenue of the Stars, Los Angeles, CA 90067. River Canyon, a wholly-owned subsidiary of Canyon Capital Advisors LLC, was formed in 2013 for the purpose of advising registered investment companies.

George Jikovski Alternative Strategies Fund	Mr. Jikovski joined River Canyon or an affiliate in 2007, where he currently serves as a Partner and Senior Portfolio Manager.
Soon Pho Alternative Strategies Fund	Mr. Pho joined River Canyon or an affiliate in 2001, where he currently serves as a Partner and Senior Portfolio Manager.

Sirios Capital Management, L.P. ("Sirios"), a registered investment adviser located at One International Place, Boston, MA 02110. Sirios provides investment management services to clients including collective investment vehicles, accounts held by single investors and registered funds. Sirios is a fundamentally-driven investment firm that concentrates its investments in the consumer, energy/industrials, financials, healthcare and technology/telecommunications sectors.

John F. Brennan, Jr. Alternative Strategies Fund	Mr. Brennan co-founded Sirios in 1999, where he currently serves as its Managing Director.

Wellington Management Company LLP ("Wellington Management"), a registered investment adviser located at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.

Kent M. Stahl, CFA Alternative Strategies Fund	Mr. Stahl joined Wellington Management in 1998, where he currently serves as Senior Managing Director and Director of Investment Strategy and Risk.
Gregg R. Thomas, CFA Alternative Strategies Fund	Mr. Thomas joined Wellington Management in 2002, where he currently serves as Senior Managing Director and Associate Director, Investment Strategy and Risk.

Multi-Manager Arrangement

The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for the Fund. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for the Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Please see the section entitled "Purchase and Sale of Fund Shares" in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
We allow reduced minimum initial and subsequent investment amounts if you sign up for an automatic investment plan. For additional information regarding available automatic plans, please see the section entitled "Account Policies" below.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share classes offered through this Prospectus. You should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before choosing which share class to buy. You also should review your Fund's table of Annual Fund Operating Expenses, as other fees and expenses may vary by class.

	Class A	Class C
Front-End Sales Charge	5.75%	None
Contingent Deferred Sales Charge (CDSC)	None (except that if you redeem Class A shares purchased at or above the $1,000,000 breakpoint level within eighteen months from the date of purchase, you will pay a CDSC of 1.00%)	1% if shares are sold within one year after purchase
Ongoing Distribution (12b-1) Fees	None	0.75%
Shareholder Servicing Fee	0.25%	0.25%
Purchase Maximum	None	Not to equal or exceed $1,000,000
Annual Expenses	Lower ongoing expenses than Class C	Higher ongoing expenses than Class A because of 12b-1 fees
Conversion Feature	None	None

Information regarding sales charges, breakpoint levels, reductions and waivers is also available free of charge on our website at wellsfargofunds.com. You may wish to discuss your choice of share class with your financial professional.

Class A Shares Sales Charges

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. As described below, existing holdings may count towards meeting the breakpoint level applicable to an additional purchase. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Commission Paid to Intermediary As % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and over	0.00%[1]	0.00%	1.00%[2]
1.

If you redeem Class A shares purchased at or above the $1,000,000 breakpoint level within eighteen months from the date of purchase, you will pay a CDSC of 1.00% of the NAV of the shares on the date of original purchase. Certain exceptions apply (see "CDSC Waivers").

2.	The commission paid to an Intermediary on purchases above the $1,000,000 breakpoint level includes an advance of the first year's shareholder servicing fee.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to the intermediary. These commissions include an advance of the first year's distribution and shareholder servicing fee. If you redeem your shares within one year from the date of purchase, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). You will not be assessed a CDSC on Class C shares you redeem that were purchased with reinvested distributions. Class C share exchanges will not trigger a CDSC and the new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Reductions and Waivers of Sales Charges

You should consider whether you are eligible for any of the reductions or waivers of sales charges discussed below when you are deciding which share class to buy. If you believe you are eligible for such a reduction or waiver, it is up to you to ask your financial professional or the Fund's transfer agent for the reduction or waiver and to provide appropriate proof of eligibility, such as account statements or other records. Consult the section entitled "Additional Purchase and Redemption Information" in the Statement of Additional Information for further details regarding reductions and waivers of sales charges, which we may change from time to time.
We reserve the right to enter into agreements that reduce or waive sales charges for other groups or classes of shareholders in addition to those outlined below. If you own Fund shares as part of another account such as an IRA or a sweep account, you should review the terms applicable to that account, which may supersede the terms described here. Contact your financial professional for more information.

Front-End Sales Charge Reductions

You may be eligible for a reduction in the front-end sales charge applicable to purchases of Class A shares under the following circumstances:

■

You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charges" above.

■

By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint level within the next 13 months in one or more Wells Fargo Funds. Purchases made prior to signing the LOI as well as reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales charge you paid and the sales charge you should have paid. Otherwise, we will release the escrowed shares to you when you have invested the agreed upon amount.

■

Rights of Accumulation (ROA) allow you to aggregate Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned (excluding Wells Fargo money market fund shares, unless you notify us that you previously paid a sales charge on those assets) in order to reach breakpoint levels and to qualify for sales charge reductions on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum POP by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned and adding the dollar amount of your current purchase. The following table provides information about the types of accounts that can and cannot be aggregated to qualify for sales charge reductions:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs	X
Group Retirement Plans		X
529 Plan accounts[1]		X
1.

These accounts may be aggregated at the plan level for purposes of establishing eligibility for sales charge reductions. When plan assets a Fund's Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo money market fund shares) reach a breakpoint level, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own shares in one or more accounts that can be aggregated with your current purchase to reach a sales charge breakpoint level, you must, at the time of your purchase specifically identify those shares to your financial professional or the Fund's transfer agent. Only balances currently held entirely either in accounts with the Funds or, if held in an account through an intermediary, at the same firm through which you are making your current purchase, will be eligible to be aggregated with your current purchase for determining your Class A sales charge. For an account to qualify for a sales charge reduction, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other shares for purposes of receiving a sales charge reduction.

Front-End Sales Charge Waivers

If you fall into any of the following categories, you can buy Class A shares without a front-end sales charge:

■

You pay no sales charges on Fund shares you buy with reinvested distributions.

■

You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 90 days of the date of redemption. The purchase must be made back into the same account or, if the purchase is being made with the proceeds of a redemption of Class B shares, the purchase must be made into an identically registered Class A share account of the same Fund. Subject to the Fund's policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption. You may also purchase WealthBuilder Portfolio shares with no sales charge with the proceeds of a redemption of your Class A, Class B or Class C shares within 90 days of the date of redemption, provided that the purchase is made into an identically registered WealthBuilder Portfolio account. Systematic transactions through the automatic investment plan, the automatic exchange plan and the systematic withdrawal plan are excluded from these provisions.

■

Current and retired employees, directors/trustees and officers of:

●

Wells Fargo Funds (including any predecessor funds);

●

Wells Fargo & Company and its affiliates; and

●

family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing.

■

Current employees of:

●

the Fund's transfer agent;

●

broker-dealers who act as selling agents;

●

family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing; and

●

a Fund's sub-adviser(s), but only for the Fund(s) for which such sub-adviser provides investment advisory services.

■

Qualified registered investment advisers who buy through an intermediary who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

■

Insurance company separate accounts.

■

Funds of Funds, subject to review and approval by Funds Management.

■

Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, Keogh plans, individual 401(k) plans, individual 403(b) plans as well as shares held in commission-based broker-dealer accounts do not qualify under this waiver.

■

Investors who purchase shares that are to be included in certain "wrap accounts," including such specified investors who trade through an omnibus account maintained with a Fund by an intermediary.

■

Investors who purchase shares through a self-directed brokerage account program offered by an intermediary that has entered into an agreement with the Fund's distributor. Intermediaries offering such programs may or may not charge transaction fees.

■

Investors opening IRA accounts with assets directly transferred from a qualified retirement plan using Wells Fargo Institutional Retirement Trust or another Wells Fargo affiliate for recordkeeping services. For such IRAs to qualify, a Wells Fargo-affiliated entity must hold the account directly on the books of the Fund's transfer agent, and the services of another intermediary may not be utilized with respect to the IRA.

CDSC Waivers

■

You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

■

We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details or contact your retirement plan administrator.)

■

We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

■

We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

■

We waive the CDSC for Class C shares redeemed by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

Compensation to Financial Professionals and Intermediaries

Distribution Plan

The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:

Fund	Class C
Alternative Strategies Fund	0.75%

This fee is paid out of the Class's assets on an ongoing basis. Over time, this fee will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as the Fund or a shareholder may reasonably request. The fees paid under this Servicing Plan are as follows:

Fund	Class A	Class C
Alternative Strategies Fund	0.25%	0.25%

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below);

■

For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

■

Any supporting legal documentation that may be required.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds. We normally will send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■

Money market funds;

■

Ultra-Short Funds;

■

Dividend reinvestments;

■

Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■

Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■

Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

■

Permitted exchanges between share classes of the same Fund;

■

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■

Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

■

Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

■

Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section "Exchanging Fund Shares" of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

■

Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

●

must have a Fund account valued at $10,000 or more;

●

must request a minimum redemption of $100;

●

must have your distributions reinvested; and

●

may not simultaneously participate in the Automatic Investment Plan, except for investments in a Money Market Fund or an Ultra Short-Term Bond Fund (Ultra Short-Term Income Fund or Ultra Short-Term Municipal Income Fund).

■

Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

■

Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■

Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■

Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■

Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund's transfer agent or an authorized intermediary receives your purchase request in good order.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Fund's financial statements, which have been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

Alternative Strategies Fund

For a share outstanding throughout each period.

	Year ended June 30
Class A	2016	2015[1]	Year ended July 31, 2014[2]
Net asset value, beginning of period	$10.58	$10.08	$10.00
Net investment loss	(0.10)[3]	(0.06)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.28)	0.71	0.12
Total from investment operations	(0.38)	0.65	0.08
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.01	$10.58	$10.08
Total return[4]	(3.65)%	6.49%	0.80%
Ratios to average net assets (annualized)
Gross expenses[5]	3.36%	3.40%	3.77%
Net expenses[5]	2.95%	2.93%	3.00%
Net investment loss	(0.96)%	(0.64)%	(1.70)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$17,616	$4,133	$1,571
1.	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.
2.	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014
3.	Calculated based upon average shares outstanding
4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
5.	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows: Year ended June 30, 2016 0.83% Year ended June 30, 2015[1] 0.64% Year ended July 31, 2014[2] 0.58%

Alternative Strategies Fund

For a share outstanding throughout each period.

	Year ended June 30
Class C	2016	2015[1]	Year ended July 31, 2014[2]
Net asset value, beginning of period	$10.49	$10.06	$10.00
Net investment loss	(0.17)[3]	(0.13)[3]	(0.06)
Net realized and unrealized gains (losses) on investments	(0.29)	0.71	0.12
Total from investment operations	(0.46)	0.58	0.06
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$9.84	$10.49	$10.06
Total return[4]	(4.46)%	5.80%	0.60%
Ratios to average net assets (annualized)
Gross expenses[5]	4.10%	4.14%	4.49%
Net expenses[5]	3.70%	3.70%	3.75%
Net investment loss	(1.73)%	(1.35)%	(2.45)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$12,670	$2,396	$1,133
1.	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.
2.	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014
3.	Calculated based upon average shares outstanding
4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
5.	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows: Year ended June 30, 2016 0.83% Year ended June 30, 2015[1] 0.64% Year ended July 31, 2014[2] 0.58%

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
 Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information
for the SEC's Public Reference Room) or the
SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	116ALR/P701 11-16 ICA Reg. No. 811-09253
Prospectus November 1, 2016

Alternative Funds

Wells Fargo Fund	Administrator Class
Wells Fargo Alternative Strategies Fund	WADTX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Alternative Strategies Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.70%
Dividend and Interest Expense on Short Positions and Borrowings	0.81%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	3.38%
Fee Waivers	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.07% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$293
3 Years	$994
5 Years	$1,719
10 Years	$3,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may purchase the common or preferred stocks of a subsidiary of the Fund that invests directly or indirectly in commodity- linked derivatives. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies: Which take long and short positions in equities (and related instruments) believed to be under- and overvalued, respectively. Short positions may also be used solely to hedge broad market exposure.

Event Driven Strategies: Which seek to capitalize on the movements in security prices of companies currently or prospectively involved in a wide variety of corporate transactions.

Global Macro Strategies: Which analyze economic variables in an attempt to forecast future movements in equity, fixed income, currency, and commodity markets.

Relative Value Strategies: Which seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year

Highest Quarter: 1st Quarter 2015	+4.19%
Lowest Quarter: 3rd Quarter 2015	-2.83%
Year-to-date total return as of 9/30/2016 is -1.46%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	Performance Since 4/30/2014
Administrator Class (before taxes)	4/30/2014	1.73%	N/A	3.54%
Administrator Class (after taxes on distributions)	4/30/2014	1.09%	N/A	2.86%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/30/2014	1.13%	N/A	2.49%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	N/A	2.22%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)		-0.27%	N/A	1.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Advisers	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	The Rock Creek Group, LP (Allocates assets across strategies and Sub-Advisers)	Sudhir Krishnamurthi, Portfolio Manager / 2014 Ronald van der Wouden, Portfolio Manager / 2014 Kenneth LaPlace, Portfolio Manager / 2014
	Chilton Investment Company, LLC (Employs an Equity Hedged Strategy)	Richard L. Chilton, Jr., Portfolio Manager / 2014
	Ellington Global Asset Management, LLC (Employs a Relative Value Strategy)	Robert Kinderman, Portfolio Manager / 2016
	Mellon Capital Management Corporation (Employs a Global Macro Strategy)	Vassilis Dagioglu, Portfolio Manager / 2014 James Stavena, Portfolio Manager / 2016 Torrey Zaches, Portfolio Manager / 2016
	Passport Capital, LLC (Employs an Equity Hedged Strategy)	John Burbank, Portfolio Manager / 2014
	Pine River Capital Management L.P. (Employs a Relative Value Strategy)	Joseph Bishop, Portfolio Manager / 2016 Aaron Zimmerman, Portfolio Manager / 2014
	River Canyon Fund Management LLC (Employs an Event Driven Strategy)	George Jikovski, Portfolio Manager / 2016 Soon Pho, Portfolio Manager / 2014
	Sirios Capital Management, L.P. (Employs an Equity Hedged Strategy)	John F. Brennan, Jr., Portfolio Manager / 2014
	Wellington Management Company LLP (Employs an Equity Hedged Strategy)	Kent M. Stahl, CFA, Portfolio Manager / 2014 Gregg R. Thomas, CFA, Portfolio Manager / 2014

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for the Fund tells you:

■

what the Fund is trying to achieve; and

■

how we intend to invest your money.

This section also provides a summary of the Fund's principal investment strategies, policies and practices. Unless otherwise indicated, these principal investment strategies, policies and practices apply on an ongoing basis.

Principal Investment Risks

This section lists the principal investment risks for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

Alternative Strategies Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may purchase the common or preferred stocks of a subsidiary of the Fund that invests directly or indirectly in commodity- linked derivatives. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies. Equity hedged strategies combine core long and short positions in stocks, stock indices, or derivatives related to the equity markets. Equity hedged sub-advisers attempt to generate long-term capital appreciation by developing and actively managing equity portfolios that include both long and short positions. In general, equity hedged sub-advisers buy securities that they expect to outperform or that they believe are undervalued, and sell short securities that they believe will underperform, or that they believe are overvalued. Equity hedged sub-advisers may also sell short securities, as well as derivative instruments in the form of index ETFs, futures, options, and other baskets of securities, in order to hedge broad market exposure or manage overall beta to equity markets. Within this framework, equity hedged sub-advisers may exhibit a range of styles, including longer-term buy-and-hold investing and/or shorter-term trading styles. These sub-advisers will generally be "long-biased" meaning they will hold a greater percentage of the portfolio in long positions rather than short positions.

Event Driven Strategies. Event driven strategies seek to earn excess return through the purchase and sale of securities based on anticipated outcomes of company-specific or transaction-specific situations, such as spin-offs, mergers and acquisitions, liquidations, reorganizations, bankruptcies, recapitalizations, and share buybacks. Event driven strategies include, among others, the following:

■

Merger Arbitrage: Merger arbitrage sub-advisers seek to profit by taking advantage of differences between the current market price of a security and its expected future value based on the anticipated outcome of a potential merger.

■

Distressed Securities: Distressed securities sub-advisers generally invest in securities of financially troubled companies (such as, companies involved in bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event related transactions).

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Special Situations: Special situations sub-advisers seek to profit by capturing discrepancies in valuation between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or a significant alteration in the company's strategy or product mix, among others.

Global Macro Strategies. Global macro strategies involve investing in equity, fixed-income, foreign exchange or commodity markets around the world based on underlying macroeconomic fundamentals. Monetary policy shifts, fiscal policy shifts, gross domestic product growth or inflation all may be considered in developing a market view. Global macro sub-advisers establish opportunistic long or short market positions to seek to benefit from anticipated market moves. Global macro sub-advisers tend to make significant use of derivatives and leverage. These strategies include, among others, the following:

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Discretionary: Discretionary macro strategy involves constructing long and short market positions around fundamental macro-economic or technical views. The main distinction of this strategy is that it tends to be focused on one or two subsets of global capital markets. For example, a discretionary sub-adviser may focus on foreign exchange and bond trading in the Group of Ten (G-10) markets. Other sub-advisers in this category may focus on less efficient markets, such as emerging markets, where they believe that it is possible to maintain an information edge over the market.

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Systematic: Systematic macro strategy involves the quantitative trading of listed financial or commodity futures and currencies in markets around the world. Systematic sub-advisers tend to utilize sophisticated technical models to analyze price and market data to identify trends or price reversals across a broad range of markets. Derivative instruments are generally used by systematic sub-advisers to leverage their portfolios.

Relative Value Strategies. Relative value strategies include a range of different investment styles. These strategies seek to generate profits by exploiting the difference in price between related instruments, rather than because of the direction of the market. Generally, relative value sub-advisers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the two instruments are not only historically related but also that they have deviated from their historical trading patterns. Profits may be generated if this unusual price deviation diminishes, and the prices of the two related instruments return to their historical trading patterns. Relative value strategies, among others include the following:

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Equity Market Neutral: Equity market neutral strategy seeks to generate profits through the successful selection of equity securities while reducing or eliminating the effects of market-wide or, in some cases, industry- or sector-wide price movements by simultaneously taking long and short positions in or with respect to "matched" equities in approximately equal volumes.

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Convertible Arbitrage: Convertible arbitrage strategy generally involves the simultaneous purchase and short sale of convertible bond issues of the same issuer. Often, the arbitrage involves the purchase of a convertible bond issued by the issuer and the short sale of that issuer's common stock. Sub-advisers may also seek to hedge out any interest rate risk as needed.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

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Borrowing Risk

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Convertible Securities Risk

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Credit Risk

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Derivatives Risk

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Emerging Markets Risk

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Event Driven Strategies Risk

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Foreign Currency Contracts Risk

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Foreign Investment Risk

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Futures Contracts Risk

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High Yield Securities Risk

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Interest Rate Risk

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Investment Style Risk

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Loan Risk

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Management Risk

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Market Risk

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Mortgage- and Asset-Backed Securities Risk

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Multi-Manager Management Risk

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New Fund Risk

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Options Risk

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Regulatory Risk

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Short Sales Risk

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Smaller Company Securities Risk

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Subsidiary Risk

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Swaps Risk

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U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Portfolio Asset Allocation

The following table provides the Fund's current target allocation ranges. The Fund may change these allocation ranges at any time, may choose to not allocate to one or more investment strategies and may add additional strategies in the future.

Investment Strategies	Target Allocation Ranges
Equity Hedged	25-55%
Event Driven	10-40%
Global Macro	10-25%
Relative Value	10-35%

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company. A convertible security is also exposed to the risk that an issuer is unable to meet its obligation to make dividend or interest and principal payments when due as a result of changing financial or market conditions. In the event of a liquidation of the issuer, holders of a convertible security would generally be paid only after holders of any senior debt obligations. A Fund may be forced to convert a convertible security before it would otherwise choose to do so, which may decrease the Fund's return.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager's ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets tend to have less developed legal and financial systems and a smaller market capitalization than markets in developed countries. Some emerging markets are subject to greater political instability. Additionally, emerging markets may have more volatile currencies and be more sensitive than developed markets to a variety of economic factors, including inflation. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur. For example, if the Fund invests in securities in anticipation of a merger and the deal is terminated prior to closing, the Fund is likely to suffer losses.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes. The Fund's gains from positions in foreign currency contracts may accelerate and/or lead to recharacterization of the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also lead to recharacterization of the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities with similar maturities. Additionally, these securities tend to be less liquid and more difficult to value than higher-rated securities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be made to finance highly leveraged corporate operations or acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loans in secondary markets. As a result, a Fund may be unable to sell loans at a desired time or price. If the Fund acquires only an assignment or a participation in a loan made by a third party, the Fund may not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser. For example, at any particular time a sub-adviser may purchase a security being sold by another sub-adviser, resulting in transaction costs with potentially no change to the Fund's overall portfolio.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A Fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect. Options may be more volatile than the underlying instruments. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A Fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations. Regulatory restrictions limit the extent to which the Fund may engage in short sales.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Fund's Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the Prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.

Funds Management is responsible for implementing the investment objectives and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.

For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in the Fund's annual report for the period ended June 30th.

For a Fund's most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Alternative Strategies Fund	1.41%

The Sub-Advisers and Portfolio Managers

Subject to the direction of the Board and overall supervision and control of Funds Management and the Trust, The Rock Creek Group, LP ("Rock Creek") makes recommendations regarding the selection of sub-advisers and allocates and reallocates the Fund's assets across investment strategies and sub-advisers. Subject to the direction of the Board and the overall supervision and control of Funds Management, Rock Creek and the Trust, the following sub-advisers (including Rock Creek) and portfolio managers provide day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Rock Creek, a registered investment adviser located at 1133 Connecticut Ave., N.W., Suite 810, Washington, DC 20036. Rock Creek, an affiliate of Funds Management and an indirect majority owned subsidiary of Wells Fargo & Company, provides investment advice to foundations, endowments, state and public pension plans, sovereign wealth funds and other institutional investors.

Sudhir Krishnamurthi Alternative Strategies Fund	Dr. Krishnamurthi is Senior Managing Director of Rock Creek. He joined Rock Creek in 2002 and is a member of the Investment Committee and Co-Chair of the Risk Committee.
Kenneth LaPlace Alternative Strategies Fund	Mr. LaPlace is a Managing Director of Rock Creek. He joined Rock Creek in 2003 and is a senior member of the Investment and Portfolio Management team.
Ronald van der Wouden Alternative Strategies Fund	Mr. van der Wouden is a Managing Director of Rock Creek. He joined Rock Creek in 2005 and is a member of the Investment Committee and Co-Chair of the Risk Committee.

Chilton Investment Company, LLC ("Chilton Investment Company"), a registered investment adviser located at 1290 East Main Street, Stamford, CT, 06902. Chilton Investment Company manages registered funds, private investment funds, and private accounts for foundations, endowments, high net worth individuals or families, pension plans or institutional investors. The firm's investment philosophy is to seek to produce superior investment returns by aggessiverly pursuing capital appreciation in rising markets and aiming to preserve capital in declining markets.

Richard L. Chilton, Jr. Alternative Strategies Fund

Mr. Chilton founded Chilton Investment Company, Inc. in 1992 and its subsidiary, Chilton Investment Company, in 2005, where he currently serves as Chairman, Chief Executive Officer and Chief Investment Officer.

Ellington Global Asset Management, LLC ("Ellington") is a registered investment adviser located at 53 Forest Avenue Old Greenwich, CT 06870. Ellington manages portfolios of agency and non-agency residential mortgage-backed securities and opportunistically invests in other target assets, such as commercial mortgage loans, commercial mortgage-backed securities, mortgage-related derivatives and other asset-backed securities. Ellington utilizes systematic strategies to invest in equities and futures markets.

Robert Kinderman Alternative Strategies Fund

Mr. Kinderman joined Ellington Management Group, L.L.C., an affiliate of Ellington in 1998, where he currently serves as a Managing Director responsible for trading credit-sensitive securities, including ABS and subordinated residential MBS.

Mellon Capital Management Corporation ("Mellon Capital"), a registered investment adviser located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital has been providing investment advisory services since 1983 and provides investment advisory services primarily to institutional clients principally through separate accounts and a variety of commingled funds. Mellon Capital is a wholly owned indirect subsidiary of BNY Mellon, a publicly traded company, and is affiliated with a number of other investment organizations through BNY Mellon. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.

Vassilis Dagioglu Alternative Strategies Fund

Mr. Dagioglu joined Mellon Capital in 2000, where he currently serves as a Managing Director and Head of Asset Allocation Portfolio Management. He is a member of the Risk Management, Investment Management, Fiduciary, and Senior Management committees.

James Stavena Alternative Strategies Fund

Mr. Stavena joined Mellon Capital in 1999, where he currently serves as a Managing Director of Asset Allocation. He manages a team of portfolio managers responsible for the implementation of Mellon Capital's asset allocation strategies including Global Alpha, domestic asset allocation, Active Currency, Active Commodity, and custom rules-based strategies.  He is a member of the Investment Strategy Review Committee and the Trade Management Oversight Committee.

Torrey Zaches Alternative Strategies Fund

Mr. Zaches joined Mellon Capital in 1998, where he currently serves as a Director of Asset Allocation. He oversees a team of portfolio managers covering currency and global asset allocation portfolios. Torrey is responsible for the implementation of Mellon Capital's active currency, global alpha and emerging market strategies including strategy refinements and portfolio management efficiencies.

Passport Capital, LLC ("Passport Capital"), a registered investment adviser located at One Market Street, San Francisco, CA 94105. Passport has been managing client assets since August 2000 and primarily manages privately offered pooled investment vehicles, managed accounts and non-discretionary accounts. Passport Capital seeks to achieve superior risk-adjusted returns through a combination of macroeconomic analysis, fundamental research and quantitative tools.

John Burbank Alternative Strategies Fund	Mr. Burbank founded Passport Capital in 2000 where he currently serves as Chief Investment Officer and Portfolio Manager.

Pine River Capital Management L.P. ("Pine River"), a registered investment adviser located at 601 Carlson Parkway, 7th Floor, Minnetonka, MN 55305. Pine River, an affiliate of Pine River Domestic Management L.P. and certain other affiliates including Pine River Capital Partners (UK) LLP, and Pine River Capital Management (HK) Limited, was founded in 2002, registered as an investment adviser in 2006 and is a global asset management firm focusing on relative value strategies across a full range of financial markets and providing investment solutions to institutional clients across four actively managed platforms: hedge funds, separate accounts, listed investment vehicles and registered investment companies.

Joseph Bishop Alternative Strategies Fund	Mr. Bishop joined Pine River in 2013, where he currently serves as Co-Head of Equities and Portfolio Manager of the Technology, Media and Telecom (TMT) Equity Long/Short strategy.
Aaron Zimmerman Alternative Strategies Fund

Mr. Zimmerman joined Pine River in 2009, where he currently serves as Co-Portfolio Manager of the Fund. Prior to serving as a Portfolio Manager, Mr. Zimmerman was a Multi-Strategy Analyst from 2009 to 2014.

River Canyon Fund Management LLC ("River Canyon"), a registered investment adviser located at 2000 Avenue of the Stars, Los Angeles, CA 90067. River Canyon, a wholly-owned subsidiary of Canyon Capital Advisors LLC, was formed in 2013 for the purpose of advising registered investment companies.

George Jikovski Alternative Strategies Fund	Mr. Jikovski joined River Canyon or an affiliate in 2007, where he currently serves as a Partner and Senior Portfolio Manager.
Soon Pho Alternative Strategies Fund	Mr. Pho joined River Canyon or an affiliate in 2001, where he currently serves as a Partner and Senior Portfolio Manager.

Sirios Capital Management, L.P. ("Sirios"), a registered investment adviser located at One International Place, Boston, MA 02110. Sirios provides investment management services to clients including collective investment vehicles, accounts held by single investors and registered funds. Sirios is a fundamentally-driven investment firm that concentrates its investments in the consumer, energy/industrials, financials, healthcare and technology/telecommunications sectors.

John F. Brennan, Jr. Alternative Strategies Fund	Mr. Brennan co-founded Sirios in 1999, where he currently serves as its Managing Director.

Wellington Management Company LLP ("Wellington Management"), a registered investment adviser located at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.

Kent M. Stahl, CFA Alternative Strategies Fund	Mr. Stahl joined Wellington Management in 1998, where he currently serves as Senior Managing Director and Director of Investment Strategy and Risk.
Gregg R. Thomas, CFA Alternative Strategies Fund	Mr. Thomas joined Wellington Management in 2002, where he currently serves as Senior Managing Director and Associate Director, Investment Strategy and Risk.

Multi-Manager Arrangement

The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for the Fund. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for the Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. The following investors may purchase Administrator Class shares and are not subject to a minimum initial investment amount, except as noted below:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Funds of funds, including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■

Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000 in a Fund;

■

Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund; and

■

Certain investors and related accounts as detailed in the Statement of Additional Information.

Eligibility requirements for Administrator Class shares may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus.

Administrator Class
Front-End Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None
Shareholder Servicing Fee	0.25%

Information regarding sales charges, breakpoint levels, reductions and waivers is also available free of charge on our website at wellsfargofunds.com. You may wish to discuss your choice of share class with your financial professional.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as the Fund or a shareholder may reasonably request. The fees paid under this Servicing Plan are as follows:

Fund	Administrator Class
Alternative Strategies Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds. We normally will send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■

Money market funds;

■

Ultra-Short Funds;

■

Dividend reinvestments;

■

Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■

Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■

Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

■

Permitted exchanges between share classes of the same Fund;

■

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■

Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $5 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

■

Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■

Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■

Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■

Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund's transfer agent or an authorized intermediary receives your purchase request in good order.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Fund's financial statements, which have been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

Alternative Strategies Fund

For a share outstanding throughout each period.

	Year ended June 30
Administrator Class	2016	2015[1]	Year ended July 31, 2014[2]
Net asset value, beginning of period	$10.60	$10.08	$10.00
Net investment loss	(0.09)[3]	(0.05)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.28)	0.72	0.12
Total from investment operations	(0.37)	0.67	0.08
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.04	$10.60	$10.08
Total return[4]	(3.55)%	6.58%	0.90%
Ratios to average net assets (annualized)
Gross expenses[5]	3.28%	3.25%	3.57%
Net expenses[5]	2.79%	2.78%	2.84%
Net investment loss	(0.85)%	(0.51)%	(1.54)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$35,189	$6,326	$1,119
1.	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.
2.	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014
3.	Calculated based upon average shares outstanding
4.	Returns for periods of less than one year are not annualized.
5.	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows: Year ended June 30, 2016 0.81% Year ended June 30, 2015[1] 0.66% Year ended July 31, 2014[2] 0.58%

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
 Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information
for the SEC's Public Reference Room) or the
SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	116ALAM/P703 11-16 ICA Reg. No. 811-09253
Prospectus November 1, 2016

Alternative Funds

Wells Fargo Fund	Institutional Class
Wells Fargo Alternative Strategies Fund	WAITX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Alternative Strategies Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Dividend and Interest Expense on Short Positions and Borrowings	0.81%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	3.13%
Fee Waivers	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.97% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$283
3 Years	$935
5 Years	$1,611
10 Years	$3,416

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may purchase the common or preferred stocks of a subsidiary of the Fund that invests directly or indirectly in commodity- linked derivatives. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies: Which take long and short positions in equities (and related instruments) believed to be under- and overvalued, respectively. Short positions may also be used solely to hedge broad market exposure.

Event Driven Strategies: Which seek to capitalize on the movements in security prices of companies currently or prospectively involved in a wide variety of corporate transactions.

Global Macro Strategies: Which analyze economic variables in an attempt to forecast future movements in equity, fixed income, currency, and commodity markets.

Relative Value Strategies: Which seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year

Highest Quarter: 1st Quarter 2015	+4.18%
Lowest Quarter: 3rd Quarter 2015	-2.73%
Year-to-date total return as of 9/30/2016 is -1.36%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	Performance Since 4/30/2014
Institutional Class (before taxes)	4/30/2014	1.82%	N/A	3.66%
Institutional Class (after taxes on distributions)	4/30/2014	1.18%	N/A	2.98%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/30/2014	1.18%	N/A	2.58%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.55%	N/A	2.22%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)		-0.27%	N/A	1.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Advisers	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	The Rock Creek Group, LP (Allocates assets across strategies and Sub-Advisers)	Sudhir Krishnamurthi, Portfolio Manager / 2014 Ronald van der Wouden, Portfolio Manager / 2014 Kenneth LaPlace, Portfolio Manager / 2014
	Chilton Investment Company, LLC (Employs an Equity Hedged Strategy)	Richard L. Chilton, Jr., Portfolio Manager / 2014
	Ellington Global Asset Management, LLC (Employs a Relative Value Strategy)	Robert Kinderman, Portfolio Manager / 2016
	Mellon Capital Management Corporation (Employs a Global Macro Strategy)	Vassilis Dagioglu, Portfolio Manager / 2014 James Stavena, Portfolio Manager / 2016 Torrey Zaches, Portfolio Manager / 2016
	Passport Capital, LLC (Employs an Equity Hedged Strategy)	John Burbank, Portfolio Manager / 2014
	Pine River Capital Management L.P. (Employs a Relative Value Strategy)	Joseph Bishop, Portfolio Manager / 2016 Aaron Zimmerman, Portfolio Manager / 2014
	River Canyon Fund Management LLC (Employs an Event Driven Strategy)	George Jikovski, Portfolio Manager / 2016 Soon Pho, Portfolio Manager / 2014
	Sirios Capital Management, L.P. (Employs an Equity Hedged Strategy)	John F. Brennan, Jr., Portfolio Manager / 2014
	Wellington Management Company LLP (Employs an Equity Hedged Strategy)	Kent M. Stahl, CFA, Portfolio Manager / 2014 Gregg R. Thomas, CFA, Portfolio Manager / 2014

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for the Fund tells you:

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what the Fund is trying to achieve; and

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how we intend to invest your money.

This section also provides a summary of the Fund's principal investment strategies, policies and practices. Unless otherwise indicated, these principal investment strategies, policies and practices apply on an ongoing basis.

Principal Investment Risks

This section lists the principal investment risks for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

Alternative Strategies Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may purchase the common or preferred stocks of a subsidiary of the Fund that invests directly or indirectly in commodity- linked derivatives. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies. Equity hedged strategies combine core long and short positions in stocks, stock indices, or derivatives related to the equity markets. Equity hedged sub-advisers attempt to generate long-term capital appreciation by developing and actively managing equity portfolios that include both long and short positions. In general, equity hedged sub-advisers buy securities that they expect to outperform or that they believe are undervalued, and sell short securities that they believe will underperform, or that they believe are overvalued. Equity hedged sub-advisers may also sell short securities, as well as derivative instruments in the form of index ETFs, futures, options, and other baskets of securities, in order to hedge broad market exposure or manage overall beta to equity markets. Within this framework, equity hedged sub-advisers may exhibit a range of styles, including longer-term buy-and-hold investing and/or shorter-term trading styles. These sub-advisers will generally be "long-biased" meaning they will hold a greater percentage of the portfolio in long positions rather than short positions.

Event Driven Strategies. Event driven strategies seek to earn excess return through the purchase and sale of securities based on anticipated outcomes of company-specific or transaction-specific situations, such as spin-offs, mergers and acquisitions, liquidations, reorganizations, bankruptcies, recapitalizations, and share buybacks. Event driven strategies include, among others, the following:

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Merger Arbitrage: Merger arbitrage sub-advisers seek to profit by taking advantage of differences between the current market price of a security and its expected future value based on the anticipated outcome of a potential merger.

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Distressed Securities: Distressed securities sub-advisers generally invest in securities of financially troubled companies (such as, companies involved in bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event related transactions).

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Special Situations: Special situations sub-advisers seek to profit by capturing discrepancies in valuation between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or a significant alteration in the company's strategy or product mix, among others.

Global Macro Strategies. Global macro strategies involve investing in equity, fixed-income, foreign exchange or commodity markets around the world based on underlying macroeconomic fundamentals. Monetary policy shifts, fiscal policy shifts, gross domestic product growth or inflation all may be considered in developing a market view. Global macro sub-advisers establish opportunistic long or short market positions to seek to benefit from anticipated market moves. Global macro sub-advisers tend to make significant use of derivatives and leverage. These strategies include, among others, the following:

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Discretionary: Discretionary macro strategy involves constructing long and short market positions around fundamental macro-economic or technical views. The main distinction of this strategy is that it tends to be focused on one or two subsets of global capital markets. For example, a discretionary sub-adviser may focus on foreign exchange and bond trading in the Group of Ten (G-10) markets. Other sub-advisers in this category may focus on less efficient markets, such as emerging markets, where they believe that it is possible to maintain an information edge over the market.

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Systematic: Systematic macro strategy involves the quantitative trading of listed financial or commodity futures and currencies in markets around the world. Systematic sub-advisers tend to utilize sophisticated technical models to analyze price and market data to identify trends or price reversals across a broad range of markets. Derivative instruments are generally used by systematic sub-advisers to leverage their portfolios.

Relative Value Strategies. Relative value strategies include a range of different investment styles. These strategies seek to generate profits by exploiting the difference in price between related instruments, rather than because of the direction of the market. Generally, relative value sub-advisers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the two instruments are not only historically related but also that they have deviated from their historical trading patterns. Profits may be generated if this unusual price deviation diminishes, and the prices of the two related instruments return to their historical trading patterns. Relative value strategies, among others include the following:

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Equity Market Neutral: Equity market neutral strategy seeks to generate profits through the successful selection of equity securities while reducing or eliminating the effects of market-wide or, in some cases, industry- or sector-wide price movements by simultaneously taking long and short positions in or with respect to "matched" equities in approximately equal volumes.

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Convertible Arbitrage: Convertible arbitrage strategy generally involves the simultaneous purchase and short sale of convertible bond issues of the same issuer. Often, the arbitrage involves the purchase of a convertible bond issued by the issuer and the short sale of that issuer's common stock. Sub-advisers may also seek to hedge out any interest rate risk as needed.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

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Borrowing Risk

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Convertible Securities Risk

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Credit Risk

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Derivatives Risk

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Emerging Markets Risk

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Event Driven Strategies Risk

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Foreign Currency Contracts Risk

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Foreign Investment Risk

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Futures Contracts Risk

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High Yield Securities Risk

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Interest Rate Risk

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Investment Style Risk

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Loan Risk

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Management Risk

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Market Risk

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Mortgage- and Asset-Backed Securities Risk

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Multi-Manager Management Risk

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New Fund Risk

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Options Risk

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Regulatory Risk

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Short Sales Risk

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Smaller Company Securities Risk

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Subsidiary Risk

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Swaps Risk

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U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Portfolio Asset Allocation

The following table provides the Fund's current target allocation ranges. The Fund may change these allocation ranges at any time, may choose to not allocate to one or more investment strategies and may add additional strategies in the future.

Investment Strategies	Target Allocation Ranges
Equity Hedged	25-55%
Event Driven	10-40%
Global Macro	10-25%
Relative Value	10-35%

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company. A convertible security is also exposed to the risk that an issuer is unable to meet its obligation to make dividend or interest and principal payments when due as a result of changing financial or market conditions. In the event of a liquidation of the issuer, holders of a convertible security would generally be paid only after holders of any senior debt obligations. A Fund may be forced to convert a convertible security before it would otherwise choose to do so, which may decrease the Fund's return.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager's ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets tend to have less developed legal and financial systems and a smaller market capitalization than markets in developed countries. Some emerging markets are subject to greater political instability. Additionally, emerging markets may have more volatile currencies and be more sensitive than developed markets to a variety of economic factors, including inflation. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur. For example, if the Fund invests in securities in anticipation of a merger and the deal is terminated prior to closing, the Fund is likely to suffer losses.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes. The Fund's gains from positions in foreign currency contracts may accelerate and/or lead to recharacterization of the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also lead to recharacterization of the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities with similar maturities. Additionally, these securities tend to be less liquid and more difficult to value than higher-rated securities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be made to finance highly leveraged corporate operations or acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loans in secondary markets. As a result, a Fund may be unable to sell loans at a desired time or price. If the Fund acquires only an assignment or a participation in a loan made by a third party, the Fund may not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser. For example, at any particular time a sub-adviser may purchase a security being sold by another sub-adviser, resulting in transaction costs with potentially no change to the Fund's overall portfolio.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A Fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect. Options may be more volatile than the underlying instruments. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A Fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations. Regulatory restrictions limit the extent to which the Fund may engage in short sales.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Fund's Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the Prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.

Funds Management is responsible for implementing the investment objectives and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.

For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in the Fund's annual report for the period ended June 30th.

For a Fund's most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Alternative Strategies Fund	1.41%

The Sub-Advisers and Portfolio Managers

Subject to the direction of the Board and overall supervision and control of Funds Management and the Trust, The Rock Creek Group, LP ("Rock Creek") makes recommendations regarding the selection of sub-advisers and allocates and reallocates the Fund's assets across investment strategies and sub-advisers. Subject to the direction of the Board and the overall supervision and control of Funds Management, Rock Creek and the Trust, the following sub-advisers (including Rock Creek) and portfolio managers provide day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Rock Creek, a registered investment adviser located at 1133 Connecticut Ave., N.W., Suite 810, Washington, DC 20036. Rock Creek, an affiliate of Funds Management and an indirect majority owned subsidiary of Wells Fargo & Company, provides investment advice to foundations, endowments, state and public pension plans, sovereign wealth funds and other institutional investors.

Sudhir Krishnamurthi Alternative Strategies Fund	Dr. Krishnamurthi is Senior Managing Director of Rock Creek. He joined Rock Creek in 2002 and is a member of the Investment Committee and Co-Chair of the Risk Committee.
Kenneth LaPlace Alternative Strategies Fund	Mr. LaPlace is a Managing Director of Rock Creek. He joined Rock Creek in 2003 and is a senior member of the Investment and Portfolio Management team.
Ronald van der Wouden Alternative Strategies Fund	Mr. van der Wouden is a Managing Director of Rock Creek. He joined Rock Creek in 2005 and is a member of the Investment Committee and Co-Chair of the Risk Committee.

Chilton Investment Company, LLC ("Chilton Investment Company"), a registered investment adviser located at 1290 East Main Street, Stamford, CT, 06902. Chilton Investment Company manages registered funds, private investment funds, and private accounts for foundations, endowments, high net worth individuals or families, pension plans or institutional investors. The firm's investment philosophy is to seek to produce superior investment returns by aggessiverly pursuing capital appreciation in rising markets and aiming to preserve capital in declining markets.

Richard L. Chilton, Jr. Alternative Strategies Fund

Mr. Chilton founded Chilton Investment Company, Inc. in 1992 and its subsidiary, Chilton Investment Company, in 2005, where he currently serves as Chairman, Chief Executive Officer and Chief Investment Officer.

Ellington Global Asset Management, LLC ("Ellington") is a registered investment adviser located at 53 Forest Avenue Old Greenwich, CT 06870. Ellington manages portfolios of agency and non-agency residential mortgage-backed securities and opportunistically invests in other target assets, such as commercial mortgage loans, commercial mortgage-backed securities, mortgage-related derivatives and other asset-backed securities. Ellington utilizes systematic strategies to invest in equities and futures markets.

Robert Kinderman Alternative Strategies Fund

Mr. Kinderman joined Ellington Management Group, L.L.C., an affiliate of Ellington in 1998, where he currently serves as a Managing Director responsible for trading credit-sensitive securities, including ABS and subordinated residential MBS.

Mellon Capital Management Corporation ("Mellon Capital"), a registered investment adviser located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital has been providing investment advisory services since 1983 and provides investment advisory services primarily to institutional clients principally through separate accounts and a variety of commingled funds. Mellon Capital is a wholly owned indirect subsidiary of BNY Mellon, a publicly traded company, and is affiliated with a number of other investment organizations through BNY Mellon. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.

Vassilis Dagioglu Alternative Strategies Fund

Mr. Dagioglu joined Mellon Capital in 2000, where he currently serves as a Managing Director and Head of Asset Allocation Portfolio Management. He is a member of the Risk Management, Investment Management, Fiduciary, and Senior Management committees.

James Stavena Alternative Strategies Fund

Mr. Stavena joined Mellon Capital in 1999, where he currently serves as a Managing Director of Asset Allocation. He manages a team of portfolio managers responsible for the implementation of Mellon Capital's asset allocation strategies including Global Alpha, domestic asset allocation, Active Currency, Active Commodity, and custom rules-based strategies.  He is a member of the Investment Strategy Review Committee and the Trade Management Oversight Committee.

Torrey Zaches Alternative Strategies Fund

Mr. Zaches joined Mellon Capital in 1998, where he currently serves as a Director of Asset Allocation. He oversees a team of portfolio managers covering currency and global asset allocation portfolios. Torrey is responsible for the implementation of Mellon Capital's active currency, global alpha and emerging market strategies including strategy refinements and portfolio management efficiencies.

Passport Capital, LLC ("Passport Capital"), a registered investment adviser located at One Market Street, San Francisco, CA 94105. Passport has been managing client assets since August 2000 and primarily manages privately offered pooled investment vehicles, managed accounts and non-discretionary accounts. Passport Capital seeks to achieve superior risk-adjusted returns through a combination of macroeconomic analysis, fundamental research and quantitative tools.

John Burbank Alternative Strategies Fund	Mr. Burbank founded Passport Capital in 2000 where he currently serves as Chief Investment Officer and Portfolio Manager.

Pine River Capital Management L.P. ("Pine River"), a registered investment adviser located at 601 Carlson Parkway, 7th Floor, Minnetonka, MN 55305. Pine River, an affiliate of Pine River Domestic Management L.P. and certain other affiliates including Pine River Capital Partners (UK) LLP, and Pine River Capital Management (HK) Limited, was founded in 2002, registered as an investment adviser in 2006 and is a global asset management firm focusing on relative value strategies across a full range of financial markets and providing investment solutions to institutional clients across four actively managed platforms: hedge funds, separate accounts, listed investment vehicles and registered investment companies.

Joseph Bishop Alternative Strategies Fund	Mr. Bishop joined Pine River in 2013, where he currently serves as Co-Head of Equities and Portfolio Manager of the Technology, Media and Telecom (TMT) Equity Long/Short strategy.
Aaron Zimmerman Alternative Strategies Fund

Mr. Zimmerman joined Pine River in 2009, where he currently serves as Co-Portfolio Manager of the Fund. Prior to serving as a Portfolio Manager, Mr. Zimmerman was a Multi-Strategy Analyst from 2009 to 2014.

River Canyon Fund Management LLC ("River Canyon"), a registered investment adviser located at 2000 Avenue of the Stars, Los Angeles, CA 90067. River Canyon, a wholly-owned subsidiary of Canyon Capital Advisors LLC, was formed in 2013 for the purpose of advising registered investment companies.

George Jikovski Alternative Strategies Fund	Mr. Jikovski joined River Canyon or an affiliate in 2007, where he currently serves as a Partner and Senior Portfolio Manager.
Soon Pho Alternative Strategies Fund	Mr. Pho joined River Canyon or an affiliate in 2001, where he currently serves as a Partner and Senior Portfolio Manager.

Sirios Capital Management, L.P. ("Sirios"), a registered investment adviser located at One International Place, Boston, MA 02110. Sirios provides investment management services to clients including collective investment vehicles, accounts held by single investors and registered funds. Sirios is a fundamentally-driven investment firm that concentrates its investments in the consumer, energy/industrials, financials, healthcare and technology/telecommunications sectors.

John F. Brennan, Jr. Alternative Strategies Fund	Mr. Brennan co-founded Sirios in 1999, where he currently serves as its Managing Director.

Wellington Management Company LLP ("Wellington Management"), a registered investment adviser located at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.

Kent M. Stahl, CFA Alternative Strategies Fund	Mr. Stahl joined Wellington Management in 1998, where he currently serves as Senior Managing Director and Director of Investment Strategy and Risk.
Gregg R. Thomas, CFA Alternative Strategies Fund	Mr. Thomas joined Wellington Management in 2002, where he currently serves as Senior Managing Director and Associate Director, Investment Strategy and Risk.

Multi-Manager Arrangement

The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for the Fund. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for the Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. The following investors may purchase Institutional Class shares and are not subject to a minimum initial investment amount except as noted below:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Funds of funds, including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

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Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000 in a Fund;

■

Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund; and

■

Certain investors and related accounts as detailed in the Statement of Additional Information.

Eligibility requirements for Institutional Class shares may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus.

Institutional Class
Front-End Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None

Compensation to Financial Professionals and Intermediaries

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

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The amount (in dollars or shares) and type (purchase or redemption) of the request;

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If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds. We normally will send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

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If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

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An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

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You should carefully read the Prospectus for the Fund into which you wish to exchange.

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Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

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If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

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Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $5 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

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Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

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Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund's transfer agent or an authorized intermediary receives your purchase request in good order.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Fund's financial statements, which have been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

Alternative Strategies Fund

For a share outstanding throughout each period.

	Year ended June 30
Institutional Class	2016	2015[1]	Year ended July 31, 2014[2]
Net asset value, beginning of period	$10.61	$10.09	$10.00
Net investment loss	(0.06)	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.30)	0.70	0.13
Total from investment operations	(0.36)	0.67	0.09
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.06	$10.61	$10.09
Total return[3]	(3.45)%	6.68%	0.90%
Ratios to average net assets (annualized)
Gross expenses[4]	3.00%	2.95%	3.29%
Net expenses[4]	2.69%	2.69%	2.74%
Net investment loss	(0.72)%	(0.36)%	(1.44)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$185,535	$126,459	$97,838
1.	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.
2.	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014
3.	Returns for periods of less than one year are not annualized.
4.	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows: Year ended June 30, 2016 0.81% Year ended June 30, 2015[1] 0.62% Year ended July 31, 2014[2] 0.58%

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
 Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information
for the SEC's Public Reference Room) or the
SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	116ALIT/P704 11-16 ICA Reg. No. 811-09253